Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 378,358	$ 424,155
Short-term investments	100,676	127,039
Accounts receivable
Customers and agents, less allowances of $24,290 and $21,337, respectively	349,424	341,439
Roaming	31,782	36,557
Affiliated	375	621
Other, less allowances of $2,612 and $2,200, respectively	63,639	63,204
Inventory	155,886	127,056
Income taxes receivable	1,612	74,791
Prepaid expenses	62,560	55,980
Net deferred income tax asset	35,419	31,905
Other current assets	16,745	10,096
Total current assets	1,196,476	1,292,843
Assets held for sale	216,763	49,647
Investments
Licenses	1,456,794	1,470,769
Goodwill	421,743	494,737
Customer lists, net of accumulated amortization of $96,809 and $96,597, respectively	102	314
Investments in unconsolidated entities	144,531	138,096
Notes and interest receivable - long-term		1,921
Long-term investments	50,305	30,057
Total investments	2,073,475	2,135,894
Property, plant and equipment
In service and under construction	7,478,428	7,008,449
Less: Accumulated depreciation	4,455,840	4,218,147
Property, plant and equipment, net	3,022,588	2,790,302
Other assets and deferred charges	78,148	59,290
Total assets	6,587,450	6,327,976
Current liabilities
Current portion of long-term debt	92	127
Accounts payable
Affiliated	10,725	12,183
Trade	310,936	303,779
Customer deposits and deferred revenues	192,113	181,355
Accrued taxes	35,834	34,095
Accrued compensation	90,418	69,551
Other current liabilities	114,881	121,190
Total current liabilities	754,999	722,280
Liabilities held for sale	19,594	1,051
Deferred liabilities and credits
Net deferred income tax liability	849,818	799,190
Other deferred liabilities and credits	288,441	248,213
Long-term debt	878,858	880,320
Commitments and contingencies
Noncontrolling interests with redemption features	493	1,005
U.S. Cellular shareholders' equity
Series A Common and Common Shares	88,074	88,074
Additional paid-in capital	1,412,453	1,387,341
Treasury Shares, at cost, 3,906 and 3,517 Common Shares, respectively	(165,724)	(152,817)
Retained earnings	2,399,052	2,297,363
Total U.S. Cellular shareholders' equity	3,733,855	3,619,961
Noncontrolling interests	61,392	55,956
Total equity	3,795,247	3,675,917
Total liabilities and equity	$ 6,587,450	$ 6,327,976